UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio
December 31, 2014
unaudited
Bonds, notes & other debt instruments 95.77% Euros 22.60%	Principal amount (000)	Value (000)
Allianz SE, 5.625% 2042	€4,500	$6,595
Allianz SE, 4.75% (undated)[1]	16,800	22,679
Anheuser-Busch InBev NV 8.625% 2017	1,375	1,948
Assicurazioni Generali SPA 10.125% 2042	5,700	9,570
Assicurazioni Generali SPA 7.75% 2042[1]	4,700	7,127
AT&T Inc. 6.125% 2015	4,500	5,521
Aviva PLC 6.125% 2043[1]	13,000	18,822
Aviva PLC, junior subordinated 5.70% (undated)	5,460	6,788
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024[1]	38,800	48,586
Barclays Bank PLC 4.00% 2019[2]	8,950	12,702
Barclays Bank PLC 6.00% 2021	18,725	27,831
Barclays Bank PLC 6.625% 2022	7,250	11,342
Belgium (Kingdom of), Series 48, 4.00% 2022	17,430	26,417
Belgium (Kingdom of), Series 68, 2.25% 2023	7	10
Belgium (Kingdom of), Series 72, 2.60% 2024	6,500	9,132
Belgium (Kingdom of), Series 71, 3.75% 2045	9,560	16,443
BMW Group 3.875% 2017	2,000	2,599
BNP Paribas 2.875% 2026[1]	15,250	19,082
BPCE SA group 4.625% 2023	6,000	8,479
CaixaBank, SA 5.00% 2023[1]	48,600	63,133
Canadian Government 3.50% 2020	7,000	9,898
European Investment Bank 4.75% 2017	8,490	11,637
Finland (Republic of) 2.75% 2028	2,500	3,673
France Télécom 5.625% 2018	1,500	2,130
France Télécom 3.125% 2024	5,800	8,131
French Government O.A.T. Eurobond 0.50% 2019	32,000	39,345
French Government O.A.T. Eurobond 2.25% 2022	19,330	26,479
GE Capital European Funding 5.375% 2020	9,100	13,659
German Government, Series 7, 4.00% 2018	11,175	15,177
German Government 3.00% 2020	49,700	69,894
German Government 1.50% 2023	5,450	7,213
German Government 6.25% 2024	346	635
German Government, Series 00, 5.50% 2031	5,150	10,348
German Government 3.25% 2042	3,375	5,885
German Government 2.50% 2044	22,100	34,015
Greek Government 2.00%/3.00% 2023[4]	2,950	2,279
Greek Government 2.00%/3.00% 2024[4]	2,950	2,255
Greek Government 2.00%/3.00% 2025[4]	2,950	2,132
Greek Government 2.00%/3.00% 2026[4]	2,950	2,041
Greek Government 2.00%/3.00% 2027[4]	2,945	1,982
Greek Government 2.00%/3.00% 2028[4]	2,955	1,931
Greek Government 2.00%/3.00% 2029[4]	3,705	2,407
Greek Government 2.00%/3.00% 2030[4]	3,705	2,375
Greek Government 2.00%/3.00% 2031[4]	3,705	2,354
Greek Government 2.00%/3.00% 2032[4]	3,705	2,322
Greek Government 2.00%/3.00% 2033[4]	3,705	2,319
Greek Government 2.00%/3.00% 2034[4]	3,705	2,292
Capital World Bond Fund — Page 1 of 29

unaudited
Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Greek Government 2.00%/3.00% 2035[4]	€3,705	$2,282
Greek Government 2.00%/3.00% 2036[4]	6,055	3,701
Greek Government 2.00%/3.00% 2037[4]	6,405	3,877
Greek Government 2.00%/3.00% 2038[4]	5,205	3,172
Greek Government 2.00%/3.00% 2039[4]	4,305	2,626
Greek Government 2.00%/3.00% 2040[4]	6,955	4,247
Greek Government 2.00%/3.00% 2041[4]	9,355	5,717
Greek Government 2.00%/3.00% 2042[4]	5,205	3,195
HSBC Bank PLC 4.00% 2021	1,000	1,456
HSBC Holdings PLC 3.375% 2024[1]	7,600	9,790
Hungarian Government 5.75% 2018	35,690	49,259
Hungarian Government 6.00% 2019	23,625	33,453
Hungarian Government 3.875% 2020	2,000	2,644
Imperial Tobacco Finance PLC 5.00% 2019	12,425	18,004
Intesa Sanpaolo SpA 6.625% 2023	22,535	33,365
Irish Government 4.50% 2020	54,700	79,790
Irish Government 3.90% 2023	163,545	241,589
Irish Government 3.40% 2024	146,220	209,771
Irish Government 5.40% 2025	14,250	23,776
Irish Government 2.40% 2030	7,900	10,300
Italian Government 3.75% 2021	11,175	15,528
Italian Government 2.15% 2021	88,540	112,404
Italian Government 4.50% 2024	32,100	47,818
Italian Government 3.5% 2030	10,050	13,598
Italian Government 4.75% 2044	8,075	12,668
Lloyds Banking Group PLC 6.50% 2020	26,550	39,647
Merrill Lynch & Co., Inc. 4.625% 2018	17,536	23,892
Mondelez International, Inc. 2.375% 2021	2,900	3,783
Netherlands Government Eurobond 4.00% 2019	38,500	54,913
Netherlands Government Eurobond 2.25% 2022	8,300	11,416
Netherlands Government Eurobond 2.00% 2024	14,175	19,249
NN Group NV, 4.625% 2044	10,425	13,325
NN Group NV, 4.50% (undated)[1]	32,580	39,395
Novartis Finance SA, 4.25% 2016	1,250	1,602
Orange SA 4.25% (undated)	5,700	7,284
Orange SA 5.00% (undated)[1]	10,700	13,783
Portuguese Government 3.85% 2021	38,205	51,372
Portuguese Government 5.65% 2024	189,350	284,293
Rabobank Nederland 3.875% 2023	21,500	29,745
RCI Banque 2.875% 2018	3,700	4,773
Skandinaviska Enskilda 4.25% 2018	1,500	2,036
Slovenia (Republic of) 4.125% 2020	29,155	40,064
Slovenia (Republic of) 4.625% 2024	26,950	39,769
Spanish Government 1.40% 2020	81,055	100,618
Spanish Government 5.85% 2022	117,255	187,092
Spanish Government 5.40% 2023	47,250	74,829
Spanish Government 3.80% 2024	9,800	14,196
Spanish Government 2.75% 2024	103,260	137,871
Spanish Government 5.15% 2028	40,000	64,912
Spanish Government 5.15% 2044	83,030	143,812
Svenska Handelsbanken AB 2.656% 2024[1]	16,225	20,442
		2,977,757
Capital World Bond Fund — Page 2 of 29

unaudited
Bonds, notes & other debt instruments British pounds 5.61%	Principal amount (000)	Value (000)
AXA SA	£3,920	$6,110
Bank of Scotland PLC 9.375% 2021	4,160	8,508
Barclays Bank PLC 10.00% 2021	4,000	8,279
BNP Paribas 5.75% 2022	1,100	1,956
Deutsche Telekom International Finance BV 6.50% 2022	3,746	7,359
Electricité de France SA 6.00% 2114	2,000	4,230
France Télécom 7.25% 2020	4,425	8,722
General Electric Capital Corp. 5.625% 2031	750	1,507
Lloyds Banking Group PLC 7.625% 2025	2,550	5,146
Lloyds TSB Bank PLC 10.75% 2021	1,025	1,854
National Grid Transco PLC 4.00% 2027	2,250	3,871
Nestlé Finance International Ltd. 2.25% 2023	1,000	1,593
RSA Insurance Group PLC 9.375% 2039[1]	6,583	12,624
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2,5]	2,400	3,530
Tesco PLC 5.50% 2033	890	1,396
United Kingdom 2.00% 2016	24,000	38,045
United Kingdom 1.00% 2017	34,040	53,525
United Kingdom 1.75% 2019	16,575	26,503
United Kingdom 2.00% 2020	80,612	130,096
United Kingdom 3.75% 2020	28,542	50,458
United Kingdom 1.75% 2022	4,750	7,511
United Kingdom 2.25% 2023	92,845	151,675
United Kingdom 2.75% 2024	18,850	31,974
United Kingdom 4.75% 2030	19,300	40,635
United Kingdom 4.50% 2034	4,170	8,724
United Kingdom 4.25% 2040	8,355	17,475
United Kingdom 3.25% 2044	57,730	103,852
Wal-Mart Stores, Inc. 5.625% 2034	1,000	2,099
		739,257
Japanese yen 3.20%
European Investment Bank 1.40% 2017	¥721,700	6,263
Japanese Government, Series 113, 0.30% 2018	5,175,000	43,665
Japanese Government, Series 312, 1.20% 2020	1,940,000	17,315
Japanese Government, Series 315, 1.20% 2021	5,522,800	49,486
Japanese Government, Series 319, 1.10% 2021	1,130,000	10,096
Japanese Government, Series 323, 0.90% 2022	5,305,000	46,825
Japanese Government, Series 17, 0.10% 2023[3]	2,880,080	25,310
Japanese Government, Series 116, 2.20% 2030	4,070,000	41,342
Japanese Government, Series 145, 1.70% 2033	7,440,000	69,956
Japanese Government, Series 21, 2.30% 2035	8,040,000	82,112
Japanese Government, Series 29, 2.40% 2038	927,600	9,719
Japanese Government, Series 37, 1.90% 2042	263,250	2,539
Japanese Government, Series 42, 1.70% 2044	1,875,000	17,335
		421,963
Mexican pesos 3.03%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	1,025
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	2,452
United Mexican States Government, Series M10, 8.00% 2015	153,000	10,831
United Mexican States Government, Series M, 6.25% 2016	307,500	21,673
United Mexican States Government, Series M, 5.00% 2017	970,000	67,412
United Mexican States Government 4.00% 2019[3]	316,631	23,473
United Mexican States Government 2.50% 2020[3]	52,772	3,663
United Mexican States Government, Series M, 6.50% 2021	817,500	58,469
Capital World Bond Fund — Page 3 of 29

unaudited
Bonds, notes & other debt instruments Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States Government 2.00% 2022[3]	MXN472,308	$31,526
United Mexican States Government, Series M20, 10.00% 2024	1,255,500	111,672
United Mexican States Government, Series M30, 10.00% 2036	370,000	35,209
United Mexican States Government 4.00% 2040[3]	310,299	23,710
United Mexican States Government, Series M, 7.75% 2042	102,500	8,018
		399,133
Indian rupees 1.60%
India (Republic of) 7.28% 2019	INR8,790,000	136,602
India (Republic of) 8.83% 2023	4,310,000	71,918
India (Republic of) 8.60% 2028	160,000	2,697
		211,217
Polish zloty 1.60%
Polish Government, Series 0417, 4.75% 2017	PLN7,420	2,232
Polish Government, Series 1020, 5.25% 2020	126,150	41,472
Polish Government, Series 1021, 5.75% 2021	184,895	63,479
Polish Government, Series 0922, 5.75% 2022	195,355	68,402
Polish Government 2.75% 2023[3]	7,257	2,265
Polish Government, Series 102, 4.00% 2023	102,125	32,506
		210,356
Hungarian forints 1.57%
Hungarian Government, Series 18/A, 5.50% 2018	HUF967,040	4,054
Hungarian Government, Series 19/A, 6.50% 2019	976,860	4,275
Hungarian Government, Series 20A, 7.50% 2020	26,712,000	125,017
Hungarian Government, Series 22A, 7.00% 2022	5,073,200	23,883
Hungarian Government, Series 23A, 6.00% 2023	6,470,700	29,416
Hungarian Government, Series 25B, 5.50% 2025	4,518,000	19,988
		206,633
Norwegian kroner 1.54%
Norwegian Government 4.50% 2019	NKr26,700	4,125
Norwegian Government 3.75% 2021	744,240	115,324
Norwegian Government 3.00% 2024	555,900	84,049
		203,498
Colombian pesos 1.28%
Colombia (Republic of), Series B, 5.00% 2018	COP134,824,800	55,269
Colombia (Republic of), Series B, 10.00% 2024	111,353,000	55,974
Colombia (Republic of), Series B, 6.00% 2028	148,577,800	54,561
Colombia (Republic of) Global 12.00% 2015	643,000	285
Colombia (Republic of) Global 9.85% 2027	1,164,000	617
Financiera de Desarrollo Territorial 7.875% 2024	4,626,000	1,977
		168,683
Canadian dollars 0.60%
Canada Housing Trust 3.35% 2020	C$10,000	9,379
Canadian Government 1.50% 2015	6,000	5,183
Canadian Government 1.00% 2016	2,000	1,723
Canadian Government 1.25% 2018	5,000	4,323
Canadian Government 1.75% 2019	28,250	24,831
Canadian Government 2.75% 2022	22,440	20,832
Canadian Government 2.50% 2024	3,000	2,739
Canadian Government 5.75% 2029	2,500	3,129
Capital World Bond Fund — Page 4 of 29

unaudited
Bonds, notes & other debt instruments Canadian dollars (continued)	Principal amount (000)	Value (000)
Canadian Government 5.00% 2037	C$2,650	$3,357
Hydro One Inc. 5.49% 2040	2,000	2,220
Rogers Communications Inc. 5.80% 2016	1,750	1,589
		79,305
Indonesian rupiah 0.48%
Indonesia (Republic of), Series 71, 9.00% 2029	IDR136,060,000	11,809
Indonesia (Republic of) 8.375% 2034	627,824,000	51,342
		63,151
Brazilian reais 0.39%
Brazil (Federal Republic of) 10.00% 2017	BRL62,000	22,140
Brazil (Federal Republic of) 6.00% 2017[3]	45,741	17,060
Brazil (Federal Republic of) 6.00% 2018[3]	12,716	4,692
Brazil (Federal Republic of) 10.00% 2025	23,000	7,540
		51,432
Israeli shekels 0.36%
Israeli Government 4.25% 2023	ILS161,550	47,969
Swedish kronor 0.34%
Swedish Government, Series 1047, 5.00% 2020	SKr34,550	5,619
Swedish Government, Series 105, 3.50% 2022	251,980	39,110
		44,729
Australian dollars 0.33%
Australian Government, Series 134, 4.75% 2015	A$2,000	1,665
Australian Government, Series 122, 5.25% 2019	2,500	2,291
Australian Government, Series 133, 5.50% 2023	4,000	3,957
Australian Government, Series 136, 4.75% 2027	7,000	6,793
Queensland Treasury Corp., Series 17, 6.00% 2017	4,000	3,583
Queensland Treasury Corp., Series 24, 5.75% 2024	25,625	25,421
		43,710
South African rand 0.32%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR351,550	29,119
South Africa (Republic of), Series R-214, 6.50% 2041	197,800	13,335
		42,454
Russian rubles 0.28%
Russian Federation 7.50% 2018	RUB2,751,750	36,803
Turkish lira 0.21%
Turkey (Republic of) 9.00% 2016	TRY3,900	1,688
Turkey (Republic of) 6.30% 2018	10,100	4,167
Turkey (Republic of) 3.50% 2019[3]	9,386	4,372
Turkey (Republic of) 9.50% 2022	6,500	3,031
Turkey (Republic of) 8.80% 2023	11,160	5,070
Turkey (Republic of) 2.80% 2023[3]	10,824	5,003
Turkey (Republic of) 9.00% 2024	10,400	4,818
		28,149
Capital World Bond Fund — Page 5 of 29

unaudited
Bonds, notes & other debt instruments Philippine pesos 0.15%	Principal amount (000)	Value (000)
Philippines (Republic of), Series 751, 5.00% 2018	PHP155,750	$3,682
Philippines (Republic of) 4.95% 2021	114,000	2,682
Philippines (Republic of) 6.25% 2036	548,000	13,790
		20,154
Malaysian ringgits 0.10%
Malaysian Government, Series 0613, 3.889% 2020	MYR44,000	12,509
South Korean won 0.04%
South Korean Government 2.75% 2017[3]	KRW2,774,061	2,599
South Korean Government 1.125% 2023[3]	2,699,245	2,371
		4,970
Peruvian nuevos soles 0.03%
Peru (Republic of) 5.70% 2024	PEN11,910	4,004
Czech korunas 0.03%
Czech Republic 2.50% 2028	CZK65,340	3,341
Ghana cedi 0.02%
Ghana Government Bond 16.90% 2016	GHS5,080	1,490
Ghana Government Bond 23.00% 2017	1,270	401
		1,891
U.S. dollars 50.06%
21st Century Fox America, Inc. 3.70% 2024[5]	$1,555	1,603
21st Century Fox America, Inc. 4.75% 2044[5]	1,910	2,096
ABB Finance (USA) Inc. 1.625% 2017	2,000	2,008
ABB Finance (USA) Inc. 2.875% 2022	3,830	3,855
AbbVie Inc. 2.90% 2022	9,440	9,310
AbbVie Inc. 4.40% 2042	4,295	4,449
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 2018[5]	8,000	9,288
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	2,000	2,320
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	1,135	1,145
ACE INA Holdings Inc. 2.60% 2015	1,625	1,651
ACE INA Holdings Inc. 3.35% 2024	3,110	3,149
ADT Corp. 4.125% 2019	2,025	2,010
ADT Corp. 5.25% 2020	2,450	2,493
AECOM Technology Corp. 5.75% 2022[5]	1,700	1,743
Alcatel-Lucent USA Inc. 4.625% 2017[5]	2,075	2,106
Alcatel-Lucent USA Inc. 8.875% 2020[5]	3,475	3,796
Alcatel-Lucent USA Inc. 6.75% 2020[5]	2,500	2,651
Alexandria Real Estate Equities, Inc. 2.75% 2020	1,030	1,021
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,750	1,759
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	308
Alpha Natural Resources, Inc. 6.00% 2019	2,050	656
Alpha Natural Resources, Inc. 7.50% 2020[5]	2,850	1,803
Altegrity, Inc. 9.50% 2019[5]	4,500	4,286
Altria Group, Inc. 2.625% 2020	8,200	8,233
Altria Group, Inc. 9.95% 2038	2,500	4,290
Altria Group, Inc. 4.50% 2043	8,500	8,594
Altria Group, Inc. 5.375% 2044	2,250	2,571
Capital World Bond Fund — Page 6 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 3.75% 2023	$11,360	$11,360
American Campus Communities, Inc. 4.125% 2024	5,185	5,247
American Electric Power Co. 1.65% 2017	2,960	2,963
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	1,700	1,505
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	1,650	1,415
American Energy (Permian Basin) 7.125% 2020[5]	2,025	1,509
American Energy (Permian Basin) 7.375% 2021[5]	1,225	907
American Express Co. 1.55% 2018	8,750	8,674
American International Group, Inc. 2.30% 2019	1,745	1,749
American International Group, Inc. 3.375% 2020	6,000	6,241
American International Group, Inc. 4.50% 2044	2,050	2,175
Amgen Inc. 2.20% 2019	140	139
Anadarko Petroleum Corp. 5.95% 2016	2,250	2,408
Anadarko Petroleum Corp. 8.70% 2019	2,810	3,445
Anadarko Petroleum Corp. 3.45% 2024	1,955	1,912
Anadarko Petroleum Corp. 4.50% 2044	100	97
ArcelorMittal 7.25% 2041[1]	6,250	6,344
Arch Coal, Inc. 7.00% 2019	2,675	816
Argentina (Republic of) 7.00% 2017	8,535	8,127
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,025	3,341
AT&T Inc. 4.80% 2044	1,800	1,841
AvalonBay Communities, Inc. 3.625% 2020	1,450	1,510
AvalonBay Communities, Inc. 2.85% 2023	2,875	2,789
AXA SA 8.60% 2030	18,550	25,247
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	1,400	1,474
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	4,492	4,641
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.563% 2049[1,2]	1,120	1,203
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 5.821% 2051[1,2]	3,020	3,289
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.427% 2051[1,2]	1,928	2,131
Banco de Crédito del Perú 5.375% 2020[5]	7,000	7,595
Bank of America Corp. 2.60% 2019	2,000	2,017
Bank of America Corp., Series L, 2.65% 2019	2,000	2,017
Bank of America Corp. 4.00% 2024	16,090	16,773
Barclays Bank PLC 2.50% 2019	1,410	1,430
Baxter International Inc. 1.85% 2018	2,995	2,983
Bayer AG 2.375% 2019[5]	1,450	1,457
Bayer AG 3.00% 2021[5]	1,680	1,696
Bayer AG 3.375% 2024[5]	3,250	3,314
BBVA Bancomer SA 6.50% 2021[5]	1,455	1,583
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	1,750	1,901
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	2,375	2,616
Becton, Dickinson and Co. 1.80% 2017	6,000	6,027
Becton, Dickinson and Co. 2.675% 2019	3,195	3,241
Becton, Dickinson and Co. 3.734% 2024	14,670	15,128
Becton, Dickinson and Co. 4.685% 2044	675	730
Berkshire Hathaway Energy Co. 3.50% 2025[5]	1,585	1,598
Berkshire Hathaway Inc. 4.50% 2043	2,900	3,185
Bermuda Government 5.603% 2020[5]	4,935	5,429
Bermuda Government 5.603% 2020	1,800	1,980
Bermuda Government 4.138% 2023[5]	4,900	4,974
Bermuda Government 4.854% 2024[5]	15,475	16,171
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[5]	1,800	1,742
BNP Paribas 4.25% 2024	5,260	5,325
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,825
Boardwalk Pipelines, LP 4.95% 2024	1,355	1,350
Capital World Bond Fund — Page 7 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Bonanza Creek Energy, Inc. 6.75% 2021	$450	$398
Boyd Gaming Corp. 9.125% 2018	2,000	2,060
BP Capital Markets PLC 0.657% 2016[1]	10,000	10,006
BPCE SA group 5.70% 2023[5]	26,555	28,600
BPCE SA group 4.625% 2024[5]	2,000	1,945
BPCE SA group 4.50% 2025[5]	5,575	5,458
Brandywine Operating Partnership, LP 5.70% 2017	15	16
Brandywine Operating Partnership, LP 3.95% 2023	750	758
British American Tobacco International Finance PLC 9.50% 2018[5]	7,485	9,430
Builders Firstsource 7.625% 2021[5]	4,075	4,187
Burlington Northern Santa Fe LLC 3.00% 2023	2,375	2,372
Burlington Northern Santa Fe LLC 3.75% 2024	2,980	3,105
Burlington Northern Santa Fe LLC 3.40% 2024	4,755	4,851
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,627
Canadian Natural Resources Ltd. 3.80% 2024	425	418
Carnival Corp. 3.95% 2020	430	451
Celgene Corp 3.625% 2024	6,760	6,916
Celgene Corp 4.625% 2044	4,950	5,155
CEMEX Finance LLC 9.375% 2022[5]	1,635	1,831
Cenovus Energy Inc. 3.00% 2022	1,312	1,230
Cenovus Energy Inc. 3.80% 2023	2,880	2,817
Centene Corp. 4.75% 2022	6,000	6,023
CenterPoint Energy Resources Corp. 4.50% 2021	3,225	3,541
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	2,225	2,490
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	9,450	9,828
CEVA Group PLC 4.00% 2018[5]	3,000	2,625
CEVA Group PLC 7.00% 2021[5]	3,550	3,444
CEVA Group PLC, LOC, 6.50% 2021[1,2,6]	969	910
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	1,398	1,314
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	1,014	953
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	175	164
CEZ, a s 4.25% 2022[5]	11,975	12,785
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	2,900	2,951
Chevron Corp. 2.193% 2019	460	462
Chevron Corp. 3.191% 2023	1,750	1,786
CIT Group Inc. 3.875% 2019	13,000	13,000
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	1,901	1,896
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	6,500	6,887
Citigroup Inc. 2.55% 2019	13,535	13,638
Citigroup Inc. 2.50% 2019	10,250	10,265
Citigroup Inc. 3.75% 2024	20,945	21,449
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.40% 2044[1,2]	4,731	4,809
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	4,671	4,909
CME Group Inc. 5.30% 2043	1,185	1,442
CMS Energy Corp. 8.75% 2019	1,312	1,644
CMS Energy Corp. 5.05% 2022	1,458	1,637
CMS Energy Corp. 3.875% 2024	480	499
CMS Energy Corp. 4.70% 2043	1,900	2,033
CMS Energy Corp. 4.875% 2044	3,146	3,456
CNA Financial Corp. 7.35% 2019	1,200	1,435
CNOOC Finance (2013) Ltd. 3.00% 2023	1,600	1,517
CoBank, ACB 7.875% 2018[5]	430	502
CoBank, ACB 0.834% 2022[1,5]	4,275	4,008
Colbun SA 6.00% 2020[5]	5,150	5,713
Colbun SA 4.50% 2024[5]	1,800	1,806
Capital World Bond Fund — Page 8 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Comcast Corp. 6.40% 2038	$1,750	$2,345
Comcast Corp. 4.65% 2042	10,550	11,593
Comcast Corp. 4.75% 2044	6,415	7,178
Comision Federal de Electricidad 4.875% 2024[5]	3,500	3,666
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	4,514	4,824
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	3,457	3,445
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.796% 2049[1,2]	442	479
Commonwealth Bank of Australia 0.75% 2016[2,5]	6,000	6,002
ConAgra Foods, Inc. 1.30% 2016	2,800	2,801
ConAgra Foods, Inc. 3.20% 2023	3,046	2,989
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[2]	594	625
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	189	209
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	1,895	2,118
ConvaTec Finance International SA 8.25% 2019[1,5,7]	6,020	6,114
Corporate Office Properties Trust 3.60% 2023	1,610	1,550
Cox Communications, Inc. 2.95% 2023[5]	6,250	6,005
Credit Suisse Group AG 1.375% 2017	8,150	8,134
Credit Suisse Group AG 2.30% 2019	8,150	8,144
Credit Suisse Group AG 3.00% 2021	6,000	5,981
Crescent Resources 10.25% 2017[5]	700	754
Croatian Government 6.75% 2019[5]	1,300	1,430
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[2]	6,711	7,079
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	7,074	7,460
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	3,000	3,241
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	840	901
CSX Corp. 3.40% 2024	415	421
Cumulus Media Holdings Inc. 7.75% 2019	3,845	3,898
Cumulus Media Inc., Term Loan B, 4.25% 2020[1,2,6]	1,053	1,020
CVS Caremark Corp. 2.25% 2019	2,245	2,238
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	2,000	2,050
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	2,500	2,554
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	2,455	2,445
DaimlerChrysler North America Holding Corp. 2.375% 2018[5]	4,000	4,060
DaimlerChrysler North America Holding Corp. 2.875% 2021[5]	9,950	10,053
DaimlerChrysler North America Holding Corp. 3.25% 2024[5]	1,135	1,145
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	12,037
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	3,993	4,090
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	3,000	3,389
DCT Industrial Trust Inc. 4.50% 2023	3,135	3,271
Delhaize Group 5.70% 2040	2,129	2,241
Denbury Resources Inc. 4.625% 2023	700	611
Deutsche Telekom International Finance BV 3.125% 2016[5]	2,715	2,784
Deutsche Telekom International Finance BV 9.25% 2032	11,340	18,378
Developers Diversified Realty Corp. 5.50% 2015	5,190	5,266
Developers Diversified Realty Corp. 9.625% 2016	3,410	3,745
Developers Diversified Realty Corp. 7.50% 2017	3,260	3,655
Developers Diversified Realty Corp. 4.75% 2018	475	508
Developers Diversified Realty Corp. 7.875% 2020	4,170	5,149
Devon Energy Corp. 3.25% 2022	3,535	3,478
Diamond Offshore Drilling, Inc. 4.875% 2043	4,985	4,262
Digicel Group Ltd. 8.25% 2020[5]	11,075	10,798
Digicel Group Ltd. 7.125% 2022[5]	2,175	2,028
DISH DBS Corp. 5.125% 2020	13,650	13,786
DJO Finance LLC 9.75% 2017	2,795	2,809
DJO Finance LLC 8.75% 2018	580	606
Capital World Bond Fund — Page 9 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
DJO Finance LLC 7.75% 2018	$3,585	$3,495
DJO Finance LLC 9.875% 2018	1,910	1,948
Dollar General Corp. 1.875% 2018	2,525	2,442
Dominican Republic 7.50% 2021[2,5]	4,000	4,406
Dominican Republic 7.45% 2044	4,000	4,394
Dominion Gas Holdings LLC 2.50% 2019	1,630	1,636
Dominion Gas Holdings LLC 3.60 2024	2,375	2,421
Dominion Gas Holdings LLC 4.60 2044	4,000	4,207
Dynacast International LLC 9.25% 2019	5,550	5,980
Dynegy Finance Inc. 7.375% 2022[5]	1,380	1,406
Dynegy Finance Inc. 7.625% 2024[5]	2,290	2,339
Ecopetrol SA 5.875% 2045	8,898	8,275
EDP Finance BV 6.00% 2018[5]	4,000	4,339
EDP Finance BV 4.125% 2020[5]	3,000	3,022
EDP Finance BV 5.25% 2021[5]	2,500	2,637
Electricité de France SA 1.15% 2017[5]	2,000	2,000
Electricité de France SA 4.60% 2020[5]	2,200	2,425
Electricité de France SA 6.95% 2039[5]	1,325	1,806
Electricité de France SA 4.875% 2044[5]	8,410	9,372
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,120
ENA Norte Trust 4.95% 2028[2,5]	6,808	7,012
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,320	6,030
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,115
Enbridge Energy Partners, LP 5.20% 2020	7,335	8,002
Enbridge Inc. 4.00% 2023	7,750	7,582
Enbridge Inc. 4.50% 2044	2,550	2,210
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	6,315	6,331
Enel Finance International SA 6.00% 2039[5]	4,740	5,589
Enel Società per Azioni 8.75% 2073[1,5]	10,000	11,662
EnLink Midstream Partners, LP 2.70% 2019	495	488
EnLink Midstream Partners, LP 4.40% 2024	1,430	1,451
EnLink Midstream Partners, LP 5.05% 2045	1,410	1,367
Enterprise Products Operating LLC 2.55% 2019	1,905	1,888
Enterprise Products Operating LLC 3.90% 2024	3,430	3,500
Enterprise Products Operating LLC 3.75% 2025	7,460	7,504
Enterprise Products Operating LLC 4.85% 2044	3,050	3,193
Enterprise Products Operating LLC 5.10% 2045	1,590	1,716
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.003% 2031[1,2,5]	10,670	10,677
ERP Operating LP 5.125% 2016	1,110	1,164
ERP Operating LP 4.625% 2021	2,020	2,213
Essex Portfolio L.P. 3.25% 2023	2,870	2,782
Essex Portfolio L.P. 3.875% 2024	3,360	3,426
Ethiopia (Republic of) 6.625% 2024[5]	5,295	5,295
Euramax International, Inc. 9.50% 2016	5,600	5,236
Export-Import Bank of Korea 4.375% 2021	4,000	4,396
Express Scripts Inc. 3.125% 2016	10,250	10,542
Exxon Mobil Corp. 1.819% 2019	1,500	1,505
Exxon Mobil Corp. 3.176% 2024	820	848
Fannie Mae 6.00% 2026[2]	238	269
Fannie Mae 2.50% 2026[2]	579	591
Fannie Mae 2.50% 2026[2]	328	335
Fannie Mae 2.50% 2027[2]	528	539
Fannie Mae 2.50% 2027[2]	41	42
Fannie Mae 2.50% 2027[2]	641	654
Capital World Bond Fund — Page 10 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2027[2]	$88	$90
Fannie Mae 2.50% 2027[2]	44	44
Fannie Mae 2.50% 2027[2]	39	40
Fannie Mae 2.50% 2028[2]	101	103
Fannie Mae 2.50% 2028[2]	839	856
Fannie Mae 2.50% 2028[2]	347	354
Fannie Mae 2.50% 2028[2]	179	183
Fannie Mae 2.50% 2028[2]	88	89
Fannie Mae 2.50% 2028[2]	448	457
Fannie Mae 2.50% 2028[2]	151	154
Fannie Mae 2.50% 2028[2]	924	943
Fannie Mae 2.50% 2028[2]	670	683
Fannie Mae 2.50% 2028[2]	440	449
Fannie Mae 2.50% 2028[2]	358	365
Fannie Mae 2.50% 2028[2]	220	224
Fannie Mae 2.50% 2028[2]	100	101
Fannie Mae 2.50% 2028[2]	54	55
Fannie Mae 2.50% 2028[2]	817	833
Fannie Mae 2.50% 2028[2]	797	813
Fannie Mae 2.50% 2028[2]	704	719
Fannie Mae 2.50% 2028[2]	219	223
Fannie Mae 2.50% 2028[2]	172	175
Fannie Mae 2.50% 2028[2]	87	89
Fannie Mae 2.50% 2028[2]	1,276	1,302
Fannie Mae 2.50% 2028[2]	862	880
Fannie Mae 2.50% 2028[2]	851	868
Fannie Mae 2.50% 2028[2]	814	830
Fannie Mae 2.50% 2028[2]	469	479
Fannie Mae 2.50% 2028[2]	415	424
Fannie Mae 2.50% 2028[2]	363	370
Fannie Mae 2.50% 2028[2]	159	162
Fannie Mae 2.50% 2028[2]	138	141
Fannie Mae 2.50% 2028[2]	133	136
Fannie Mae 2.50% 2028[2]	976	995
Fannie Mae 2.50% 2028[2]	938	957
Fannie Mae 2.50% 2028[2]	873	891
Fannie Mae 2.50% 2028[2]	845	862
Fannie Mae 2.50% 2028[2]	839	856
Fannie Mae 2.50% 2028[2]	839	856
Fannie Mae 2.50% 2028[2]	743	758
Fannie Mae 2.50% 2028[2]	727	741
Fannie Mae 2.50% 2028[2]	467	476
Fannie Mae 2.50% 2028[2]	456	465
Fannie Mae 2.50% 2028[2]	450	459
Fannie Mae 2.50% 2028[2]	405	413
Fannie Mae 2.50% 2028[2]	347	354
Fannie Mae 2.50% 2028[2]	296	302
Fannie Mae 2.50% 2028[2]	283	289
Fannie Mae 2.50% 2028[2]	275	281
Fannie Mae 2.50% 2028[2]	273	279
Fannie Mae 2.50% 2028[2]	245	250
Fannie Mae 2.50% 2028[2]	216	221
Fannie Mae 2.50% 2028[2]	178	181
Fannie Mae 2.50% 2028[2]	173	176
Fannie Mae 2.50% 2028[2]	142	145
Capital World Bond Fund — Page 11 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[2]	$142	$144
Fannie Mae 2.50% 2028[2]	137	140
Fannie Mae 2.50% 2028[2]	92	94
Fannie Mae 2.50% 2028[2]	59	61
Fannie Mae 2.50% 2028[2]	931	951
Fannie Mae 2.50% 2028[2]	854	872
Fannie Mae 2.50% 2028[2]	772	787
Fannie Mae 2.50% 2028[2]	624	635
Fannie Mae 2.50% 2028[2]	575	587
Fannie Mae 2.50% 2028[2]	574	585
Fannie Mae 2.50% 2028[2]	502	512
Fannie Mae 2.50% 2028[2]	475	485
Fannie Mae 2.50% 2028[2]	453	462
Fannie Mae 2.50% 2028[2]	422	430
Fannie Mae 2.50% 2028[2]	392	400
Fannie Mae 2.50% 2028[2]	373	380
Fannie Mae 2.50% 2028[2]	321	327
Fannie Mae 2.50% 2028[2]	320	326
Fannie Mae 2.50% 2028[2]	308	314
Fannie Mae 2.50% 2028[2]	287	293
Fannie Mae 2.50% 2028[2]	276	282
Fannie Mae 2.50% 2028[2]	263	268
Fannie Mae 2.50% 2028[2]	227	231
Fannie Mae 2.50% 2028[2]	218	223
Fannie Mae 2.50% 2028[2]	188	192
Fannie Mae 2.50% 2028[2]	134	137
Fannie Mae 2.50% 2028[2]	116	118
Fannie Mae 2.50% 2028[2]	108	110
Fannie Mae 2.50% 2028[2]	100	102
Fannie Mae 2.50% 2028[2]	88	90
Fannie Mae 2.50% 2028[2]	59	60
Fannie Mae 2.50% 2028[2]	51	52
Fannie Mae 2.50% 2028[2]	36	37
Fannie Mae 2.50% 2028[2]	34	35
Fannie Mae 2.50% 2028[2]	33	34
Fannie Mae 2.50% 2028[2]	8,991	9,172
Fannie Mae 2.50% 2028[2]	986	1,005
Fannie Mae 2.50% 2028[2]	976	994
Fannie Mae 2.50% 2028[2]	927	945
Fannie Mae 2.50% 2028[2]	926	943
Fannie Mae 2.50% 2028[2]	922	940
Fannie Mae 2.50% 2028[2]	875	892
Fannie Mae 2.50% 2028[2]	770	786
Fannie Mae 2.50% 2028[2]	752	767
Fannie Mae 2.50% 2028[2]	603	614
Fannie Mae 2.50% 2028[2]	579	591
Fannie Mae 2.50% 2028[2]	474	484
Fannie Mae 2.50% 2028[2]	467	476
Fannie Mae 2.50% 2028[2]	415	423
Fannie Mae 2.50% 2028[2]	308	314
Fannie Mae 2.50% 2028[2]	298	304
Fannie Mae 2.50% 2028[2]	288	293
Fannie Mae 2.50% 2028[2]	249	254
Fannie Mae 2.50% 2028[2]	221	225
Fannie Mae 2.50% 2028[2]	139	142
Capital World Bond Fund — Page 12 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[2]	$116	$118
Fannie Mae 2.50% 2028[2]	87	89
Fannie Mae 2.50% 2028[2]	84	86
Fannie Mae 2.50% 2028[2]	43	44
Fannie Mae 2.50% 2028[2]	995	1,015
Fannie Mae 2.50% 2028[2]	934	952
Fannie Mae 2.50% 2028[2]	880	897
Fannie Mae 2.50% 2028[2]	736	751
Fannie Mae 2.50% 2028[2]	468	478
Fannie Mae 5.50% 2033[2]	2,766	3,119
Fannie Mae 6.00% 2035[2]	182	207
Fannie Mae 5.50% 2038[2]	2,397	2,698
Fannie Mae 2.25% 2039[1,2]	197	210
Fannie Mae 2.28% 2039[1,2]	165	177
Fannie Mae 2.335% 2039[1,2]	182	195
Fannie Mae 2.191% 2039[1,2]	574	613
Fannie Mae 3.446% 2039[1,2]	472	504
Fannie Mae 3.058% 2039[1,2]	254	272
Fannie Mae 3.47% 2039[1,2]	194	208
Fannie Mae 4.38% 2040[1,2]	1,205	1,279
Fannie Mae 4.00% 2041[2]	758	810
Fannie Mae 5.00% 2041[2]	3,425	3,804
Fannie Mae 5.00% 2041[2]	9,981	11,097
Fannie Mae 3.547% 2041[1,2]	5,110	5,361
Fannie Mae 4.00% 2042[2]	6,949	7,466
Fannie Mae 4.00% 2043[2]	24,149	26,053
Fannie Mae 4.00% 2043[2]	2,180	2,352
Fannie Mae 4.00% 2043[2]	1,092	1,173
Fannie Mae 4.00% 2043[2]	1,085	1,172
Fannie Mae 3.50% 2045[2,8]	134,360	140,004
Fannie Mae 4.50% 2045[2,8]	62,707	68,063
Fannie Mae 3.50% 2045[2,8]	34,440	35,792
Fannie Mae 4.00% 2045[2,8]	87,090	92,686
Fannie Mae 4.50% 2045[2,8]	152,043	164,744
Fannie Mae 6.50% 2047[2]	90	100
Fannie Mae 7.00% 2047[2]	175	197
Fannie Mae 6.50% 2047[2]	105	117
Fannie Mae 6.50% 2047[2]	74	83
Fannie Mae 6.50% 2048[2]	78	87
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	6,989	6,990
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	7,000	6,828
Fannie Mae, Series 2001-4, Class GA, 9.437% 2025[1,2]	3	4
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[2]	317	350
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	1,217	1,119
First Data Corp. 12.625% 2021	10,511	12,508
First Data Corp. 11.75% 2021	3,894	4,488
First Quantum Minerals Ltd. 6.75% 2020[5]	5,642	5,134
First Quantum Minerals Ltd. 7.00% 2021[5]	5,642	5,106
FMG Resources 6.00% 2017[5]	9,000	8,634
FMG Resources 6.875% 2018[2,5]	5,522	5,025
Ford Motor Credit Co. 2.375% 2018	5,525	5,561
Ford Motor Credit Co. 2.375% 2019	19,825	19,706
Ford Motor Credit Co. 2.597% 2019	8,485	8,449
Forest Laboratories, Inc. 5.00% 2021[5]	2,210	2,397
Freddie Mac 0.75% 2018	11,300	11,160
Capital World Bond Fund — Page 13 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.00% 2038[2]	$119	$134
Freddie Mac 3.347% 2039[1,2]	251	269
Freddie Mac 4.00% 2043[2]	2,168	2,327
Freddie Mac 4.00% 2043[2]	1,254	1,350
Freddie Mac 4.00% 2043[2]	1,218	1,313
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	2,692	2,699
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	3,500	3,475
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	2,750	2,734
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	3,220	3,215
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	3,000	3,035
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	2,078	1,911
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	324	297
Freescale Semiconductor, Inc. 6.00% 2022[5]	4,600	4,819
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[1,2,6]	7,838	7,662
Frontier Communications Corp. 8.50% 2020	1,775	1,988
Frontier Communications Corp. 9.25% 2021	6,525	7,561
Frontier Communications Corp. 6.25% 2021	3,475	3,501
Gabonese Republic 6.375% 2024[2,5]	6,490	6,198
Gannett Co., Inc. 4.875% 2021[5]	635	632
Gardner Denver, Inc. Term Loan B, 4.25% 2020[1,2,6]	3,154	2,965
Gazprom OJSC 5.999% 2021[5]	3,900	3,432
Gazprom OJSC, Series 9, 6.51% 2022	2,650	2,386
General Electric Capital Corp. 3.45% 2024	1,650	1,707
General Electric Co. 2.70% 2022	3,000	3,006
Georgia Gulf Corp. 4.625% 2021	2,300	2,188
Ghana (Republic of) 8.50% 2017	1,000	1,003
Ghana (Republic of) 7.875% 2023[5]	645	600
Ghana (Republic of) 8.125% 2026[2,5]	8,480	7,865
Gilead Sciences, Inc. 3.05% 2016	2,920	3,032
Gilead Sciences, Inc. 3.70% 2024	4,680	4,918
Gilead Sciences, Inc. 3.50% 2025	25,340	26,063
Gilead Sciences, Inc. 4.80% 2044	3,710	4,132
Gilead Sciences, Inc. 4.50% 2045	1,610	1,728
Glencore Xstrata LLC 1.594% 2019[1,5]	6,225	6,263
Goldman Sachs Group, Inc. 1.041% 2017[1]	1,200	1,199
Goldman Sachs Group, Inc. 2.55% 2019	15,085	15,030
Goldman Sachs Group, Inc. 4.00% 2024	16,800	17,461
Goldman Sachs Group, Inc. 3.85% 2024	14,410	14,796
Goldman Sachs Group, Inc. 4.80% 2044	1,360	1,463
Goodman Funding Pty Ltd. 6.375% 2020[5]	1,760	2,032
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.819% 2038[1,2]	5,705	5,988
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[1,2]	3,645	3,813
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[2]	6,472	6,955
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	12,250	13,078
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	8,140	8,920
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	4,945	5,368
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.796% 2045[1,2]	1,333	1,450
Hardwoods Acquisition Inc 7.50% 2021[5]	2,200	2,178
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.008% 2015[1,2,6,9]	33	31
HBOS PLC 6.75% 2018[5]	1,490	1,664
HCA Inc. 3.75% 2019	9,499	9,535
HD Supply, Inc. 7.50% 2020	4,550	4,789
HD Supply, Inc. 5.25% 2021[5]	3,550	3,621
HDTFS Inc. 5.875% 2020	475	481
Capital World Bond Fund — Page 14 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,5]	$15,106	$15,138
Holcim Ltd. 6.00% 2019[5]	3,222	3,692
Holcim Ltd. 5.15% 2023[5]	8,230	9,189
Home Depot, Inc. 4.40% 2045	2,500	2,744
Hospitality Properties Trust 6.30% 2016	1,000	1,045
Hospitality Properties Trust 6.70% 2018	7,580	8,380
Hospitality Properties Trust 5.00% 2022	250	264
Hospitality Properties Trust 4.50% 2023	690	703
Hospitality Properties Trust 4.50% 2025	935	943
HSBC Bank PLC 4.75% 2021[5]	2,150	2,397
HSBC Holdings PLC 4.125% 2020[5]	3,295	3,571
HSBC Holdings PLC 4.00% 2022	6,105	6,508
HSBC Holdings PLC 4.25% 2024	3,305	3,446
HSBC Holdings PLC 5.25% 2044	7,250	8,153
Humana Inc. 2.625% 2019	1,070	1,071
Humana Inc. 3.85% 2024	4,000	4,061
Humana Inc. 4.95% 2044	4,000	4,270
Hungarian Government 4.125% 2018	11,130	11,603
Hungarian Government 4.00% 2019	10,750	11,072
Hungarian Government 6.25% 2020	3,590	4,052
Hungarian Government 6.375% 2021	2,100	2,411
Hungarian Government 5.375% 2023	6,990	7,610
Hungarian Government 5.75% 2023	2,300	2,559
Hungarian Government 5.375% 2024	9,460	10,264
Hungarian Government 7.625% 2041	16,374	21,851
Iberdrola Finance Ireland 5.00% 2019[5]	5,000	5,523
Icahn Enterprises Finance Corp. 3.50% 2017	6,100	6,115
Imperial Tobacco Finance PLC 3.50% 2023[5]	9,050	8,908
Indonesia (Republic of) 6.875% 2018	4,750	5,379
Indonesia (Republic of) 5.875% 2020[5]	5,625	6,258
Indonesia (Republic of) 5.875% 2020	395	439
Indonesia (Republic of) 4.875% 2021	2,800	2,972
Indonesia (Republic of) 3.75% 2022	9,275	9,182
Indonesia (Republic of) 4.625% 2043	1,380	1,285
Indonesia (Republic of) 6.75% 2044	4,675	5,797
Indonesia (Republic of) 6.75% 2044[5]	925	1,147
Intelsat Jackson Holding Co. 7.25% 2020	1,100	1,165
Intelsat Jackson Holding Co. 6.625% 2022	12,950	13,371
International Paper Co. 7.30% 2039	1,410	1,876
Intesa Sanpaolo SpA 5.017% 2024[5]	17,435	16,952
inVentiv Health Inc, Term Loan B4, 7.75% 2018[1,2,6]	4,040	4,027
inVentiv Health Inc. 9.00% 2018[5]	9,125	9,353
inVentiv Health Inc. 11.00% 2018[5]	637	559
inVentiv Health Inc. 11.00% 2018[5]	319	278
inVentiv Health Inc. 12.00% 2018[1,5,7]	1,379	1,303
iStar Financial Inc. 4.875% 2018	5,000	4,931
iStar Financial Inc. 5.00% 2019	5,600	5,460
Ivory Coast Governement 5.75%, 2032[2]	10,300	9,940
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	632	665
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	1,207	1,266
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[1,2]	3,830	4,002
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	2,049	2,171
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	5,827	5,999
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	5,381	5,525
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.092% 2047[1,2]	6,722	7,178
Capital World Bond Fund — Page 15 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[2]	$6,778	$7,254
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[1,2]	11,145	11,974
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[1,2]	9,022	9,767
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	2,988	3,219
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	2,473	2,699
Jaguar Holding Co. 9.375% 2017[1,5,7]	13,000	13,318
JMC Steel Group Inc. 8.25% 2018[5]	5,825	5,556
JPMorgan Chase & Co. 3.25% 2022	19,791	19,940
JPMorgan Chase & Co. 3.625% 2024	2,640	2,706
JPMorgan Chase & Co. 3.875% 2024	6,435	6,448
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[1]	3,000	2,950
Kenya (Rebulic of) 5.875 2019[5]	600	609
Kenya (Republic of) 6.875% 2024[5]	17,740	18,671
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,367
Kimco Realty Corp. 5.584% 2015	2,003	2,083
Kimco Realty Corp. 5.70% 2017	500	545
Kimco Realty Corp. 4.30% 2018	500	536
Kimco Realty Corp. 6.875% 2019	8,010	9,503
Kinder Morgan Energy Partners, LP 2.65% 2019	670	661
Kinder Morgan Energy Partners, LP 3.50% 2021	3,960	3,901
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,192
Kinder Morgan Energy Partners, LP 3.50% 2023	4,490	4,270
Kinder Morgan Energy Partners, LP 4.15% 2024	9,450	9,443
Kinder Morgan Energy Partners, LP 4.25% 2024	1,960	1,968
Kinder Morgan Energy Partners, LP 5.50% 2044	14,349	14,639
Kinder Morgan, Inc. 4.30% 2025	13,585	13,658
Kinder Morgan, Inc. 5.30% 2034	1,150	1,171
Kinder Morgan, Inc. 5.55% 2045	7,850	8,070
Kindred Healthcare, Inc. 8.00% 2020[5]	2,125	2,268
Kinetic Concepts, Inc. 10.50% 2018	5,970	6,507
Kinetic Concepts, Inc. 12.50% 2019	7,850	8,714
KLX Inc. 5.875% 2022[5]	1,365	1,382
Kraft Foods Inc. 2.25% 2017	1,590	1,617
Kraft Foods Inc. 5.375% 2020	1,570	1,784
Kroger Co. 6.80% 2018	1,000	1,167
Laredo Petroleum, Inc. 9.50% 2019	500	500
Latvia (Republic of) 5.25% 2021	9,000	10,165
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.858% 2044[1,2]	348	379
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	2,861	3,065
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[1,2]	460	500
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[1,2]	2,110	2,351
Leucadia National Corp. 5.50% 2023	1,375	1,413
Lithuania (Republic of) 6.625% 2022[5]	2,000	2,423
LSB Industries, Inc. 7.75% 2019	2,735	2,858
Macy’s Retail Holdings, Inc. 4.375% 2023	2,550	2,744
Magyar Export-Import Bank 4.00% 2020[5]	2,595	2,586
Marks and Spencer Group PLC 6.25% 2017[5]	4,500	4,956
McClatchy Co. 9.00% 2022	5,200	5,688
McKesson Corp. 3.25% 2016	740	758
McKesson Corp. 2.284% 2019	4,610	4,605
McKesson Corp. 3.796% 2024	2,920	3,005
McKesson Corp. 4.883% 2044	1,305	1,443
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	3,000	3,026
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	4,000	4,120
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	5,000	5,363
Capital World Bond Fund — Page 16 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Medtronic, Inc. 2.50% 2020[5]	$6,460	$6,485
Medtronic, Inc. 3.50% 2025[5]	32,540	33,359
Medtronic, Inc. 4.625% 2045[5]	5,305	5,775
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.028% 2050[1,2]	1,950	2,098
MetroPCS Wireless, Inc. 6.25% 2021	6,925	7,114
MetroPCS Wireless, Inc. 6.625% 2023	6,150	6,328
MidAmerican Energy Co. 4.40% 2044	1,063	1,174
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[1,2]	890	972
Morgan Stanley 2.125% 2018	5,125	5,132
Morgan Stanley 2.50% 2019	13,050	13,074
Morgan Stanley 2.375% 2019	7,748	7,724
Morgan Stanley, Series F, 3.875% 2024	2,670	2,745
Morgan Stanley 3.70% 2024	7,474	7,591
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	3,455	3,673
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	965	1,029
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.105% 2049[1,2]	261	284
Morocco Government 4.25% 2022	5,700	5,743
Morocco Government 4.25% 2022[5]	2,500	2,519
Morocco Government 5.50% 2042	10,000	10,425
Morocco Government 5.50% 2042[5]	1,500	1,564
National Grid PLC 6.30% 2016	5,825	6,292
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,237
Navios Maritime Holdings Inc. 7.375% 2022[5]	9,700	9,021
NBC Universal Enterprise, Inc. 0.919% 2018[1,5]	5,785	5,838
NBC Universal Enterprise, Inc. 1.974% 2019[5]	3,600	3,568
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	2,335	2,434
Needle Merger Sub Corp. 8.125% 2019[5]	3,065	2,866
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	3,925	4,170
Neiman Marcus Group LTD Inc. 8.75% 2021[1,5,7]	4,825	5,139
NGL Energy Partners LP 6.875% 2021[5]	450	446
NGPL PipeCo LLC 7.119% 2017[5]	1,500	1,481
NGPL PipeCo LLC 9.625% 2019[5]	6,900	6,952
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,020	2,085
Niagara Mohawk Power Corp. 4.278% 2034[5]	5,860	6,220
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	4,550	4,664
Nigeria (Republic of) 5.125% 2018[5]	3,400	3,379
Nigeria (Republic of) 6.375% 2023	4,450	4,394
Nigeria (Republic of) 6.375% 2023[5]	1,425	1,407
NII Capital Corp. 10.00% 2016[10]	125	44
NII Capital Corp. 7.875% 2019[5,10]	4,150	3,009
NII Capital Corp. 11.375% 2019[5,10]	1,600	1,160
NII Capital Corp. 8.875% 2019[10]	2,625	932
NII Capital Corp. 7.625% 2021[10]	9,000	1,710
Nordea Bank AB 1.625% 2018[5]	2,645	2,622
Nordea Bank AB 4.875% 2021[5]	2,975	3,227
Nordea Bank AB 4.25% 2022[5]	10,050	10,452
Norfolk Southern Corp. 5.75% 2016	4,265	4,471
Norfolk Southern Corp. 3.00% 2022	3,850	3,872
Nortek Inc. 10.00% 2018	2,050	2,158
Nortek Inc. 8.50% 2021	6,075	6,531
Novartis Capital Corp. 3.40% 2024	6,580	6,859
Numerical Group SA, First Lien, 4.875% 2019[5]	1,575	1,567
Numerical Group SA, First Lien, 6.00% 2022[5]	5,850	5,889
NXP BV and NXP Funding LLC 3.75% 2018[5]	4,575	4,598
Oasis Petroleum Inc. 6.875% 2022	1,575	1,441
Capital World Bond Fund — Page 17 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[2,5]	$5,950	$5,593
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,5]	4,614	4,233
Oracle Corp. 3.40% 2024	2,725	2,788
Orange SA 5.50% 2044	2,250	2,649
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	3,421	3,372
Pacific Gas and Electric Co. 3.25% 2023	2,565	2,575
Pacific Gas and Electric Co. 3.85% 2023	1,335	1,392
PacifiCorp., First Mortgage Bonds, 3.60% 2024	3,230	3,345
PDC Energy Inc. 7.75% 2022	4,850	4,632
Peabody Energy Corp. 6.00% 2018	14,023	12,796
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	3,885	4,507
Pernod Ricard SA 4.45% 2022[5]	10,465	11,222
PETCO Animal Supplies, Inc. 9.25% 2018[5]	2,550	2,678
Petrobras Global Finance Co. 6.25% 2024	700	668
Petrobras Global Finance Co. 5.625% 2043	175	144
Petrobras International Finance Co. 5.375% 2021	345	321
Petrobras International Finance Co. 6.75% 2041	250	229
Petróleos Mexicanos 3.50% 2018	1,500	1,523
Petróleos Mexicanos 8.00% 2019	6,400	7,600
Petróleos Mexicanos 5.50% 2021	1,070	1,164
Petróleos Mexicanos 4.875% 2022	8,800	9,239
Petróleos Mexicanos 6.50% 2041	2,470	2,847
Petróleos Mexicanos 5.50% 2044	3,270	3,352
Petróleos Mexicanos 5.50% 2044[5]	2,250	2,306
Petróleos Mexicanos 6.375% 2045	7,000	7,963
Pfizer Inc. 7.20% 2039	262	382
Pfizer Inc. 3.40% 2024	4,050	4,222
Pfizer Inc. 4.40% 2044	1,888	2,062
Philip Morris International Inc. 1.875% 2019	3,925	3,905
Philip Morris International Inc. 4.25% 2044	8,000	8,170
Piedmont Operating Partnership LP 3.40% 2023	1,250	1,214
Ply Gem Industries, Inc. 6.50% 2022	4,550	4,294
Ply Gem Industries, Inc. 6.50% 2022[5]	3,025	2,828
PNC Bank 2.40% 2019	10,000	10,053
PNC Financial Services Group, Inc. 3.90% 2024	3,975	4,048
PNC Funding Corp. 3.30% 2022	5,090	5,243
Polish Government 5.00% 2022	8,300	9,318
Popular, Inc. 7.00% 2019	1,670	1,678
PRA Holdings, Inc. 9.50% 2023[5]	1,953	2,119
Progress Energy, Inc. 7.05% 2019	4,380	5,195
Progress Energy, Inc. 7.75% 2031	1,990	2,889
Prologis, Inc. 3.35% 2021	1,500	1,522
Prologis, Inc. 4.25% 2023	11,545	12,220
Province of Manitoba 3.05% 2024	1,350	1,397
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,475	1,736
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,629	5,423
Puget Sound Energy, Inc., First Lien, 5.625% 2022	2,120	2,457
QBE Insurance Group Ltd. 2.40% 2018[5]	3,500	3,503
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[2,5]	4,778	4,515
QGOG Constellation SA 6.25% 2019[5]	5,350	3,384
R.R. Donnelley & Sons Co. 7.875% 2021	2,775	3,080
R.R. Donnelley & Sons Co. 6.50% 2023	3,525	3,631
Rabobank Nederland 4.625% 2023	14,905	15,839
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,5]	2,465	2,656
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,5]	8,000	9,001
Capital World Bond Fund — Page 18 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
RCI Banque 3.50% 2018[5]	$9,000	$9,325
Realogy Corp. 5.25% 2021[5]	1,125	1,098
Realogy Corp., LOC, 4.40% 2016[1,2,6]	53	52
Regions Financial Corp., Series A-I, 5.20% 2015	200	202
Regions Financial Corp. 5.75% 2015	295	301
Regions Financial Corp. 2.00% 2018	4,100	4,063
Reynolds American Inc. 4.85% 2023	510	550
Reynolds American Inc. 6.15% 2043	4,230	4,923
Reynolds Group Inc. 5.75% 2020	12,695	13,076
Rice Energy Inc. 6.25% 2022[5]	6,175	5,774
Rio Tinto Finance (USA) Ltd. 2.875% 2022	3,340	3,217
Roche Holdings, Inc. 2.25% 2019[5]	11,750	11,837
Roche Holdings, Inc. 2.875% 2021[5]	10,250	10,394
Roche Holdings, Inc. 3.35% 2024[5]	3,075	3,184
Royal Bank of Scotland PLC 4.375% 2016	3,000	3,103
Royal Bank of Scotland PLC 5.625% 2020	1,195	1,362
Sabine Pass Liquefaction, LLC 5.625% 2021	1,600	1,580
Sabine Pass Liquefaction, LLC 5.75% 2024	3,025	2,983
SABMiller Holdings Inc. 4.95% 2042[5]	1,645	1,860
Samson Investment Co. 9.75% 2020	1,050	440
Scentre Group 2.375% 2019[5]	1,210	1,203
Scentre Group, 3.50% 2025[5]	5,140	5,171
Schlumberger Investment SA 3.65% 2023	2,435	2,550
Scottish Power PLC 5.81% 2025	2,500	2,920
Select Medical Holdings Corp. 6.375% 2021	4,705	4,799
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	5,740	5,453
Simon Property Group, LP 10.35% 2019	2,975	3,895
Slovenia (Republic of) 4.75% 2018[5]	5,745	6,162
Slovenia (Republic of) 4.125% 2019[5]	4,565	4,793
Slovenia (Republic of) 4.375% 2022[5]	5,000	5,463
Slovenia (Republic of) 5.50% 2022	12,990	14,451
Slovenia (Republic of) 5.50% 2022[5]	1,600	1,780
Slovenia (Republic of) 5.85% 2023	17,695	20,095
Slovenia (Republic of) 5.85% 2023[5]	10,155	11,533
Slovenia (Republic of) 5.25% 2024	4,160	4,592
SoftBank Corp. 4.50% 2020[5]	2,275	2,249
Spectra Energy Partners, LP 4.75% 2024	610	655
Sprint Nextel Corp. 7.00% 2020	3,850	3,869
Sprint Nextel Corp. 7.25% 2021	5,075	5,056
Sprint Nextel Corp. 7.875% 2023	9,800	9,724
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	5,034	5,041
Stackpole Intl. 7.75% 2021[5]	2,925	2,940
Standard Chartered PLC 3.85% 2015[5]	5,830	5,889
Standard Chartered PLC 3.20% 2016[5]	3,365	3,459
State of Qatar 4.50% 2022[5]	3,500	3,871
Statoil ASA 0.524% 2018[1]	5,460	5,457
Statoil ASA 1.95% 2018	4,515	4,518
Statoil ASA 2.25% 2019	1,530	1,533
Statoil ASA 2.75% 2021	4,000	4,018
Statoil ASA 3.70% 2024	6,325	6,561
Statoil ASA 3.25% 2024	2,770	2,785
Statoil ASA 4.25% 2041	1,500	1,544
Tampa Electric Co. 4.10% 2042	3,140	3,223
Tampa Electric Co. 4.35% 2044	1,620	1,735
Targa Resources Corp. 4.125% 2019[5]	1,200	1,161
Capital World Bond Fund — Page 19 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Teco Finance, Inc. 4.00% 2016	$20	$21
Teco Finance, Inc. 5.15% 2020	270	302
Teekay Corp. 8.50% 2020	3,400	3,798
Tenet Healthcare Corp., First Lien, 4.75% 2020	2,050	2,091
Tenet Healthcare Corp., First Lien, 4.50% 2021	9,950	10,012
Tennessee Valley Authority 5.88% 2036	2,250	3,092
Tennessee Valley Authority 5.25% 2039	6,000	7,664
Tesoro Logistics LP 5.50% 2019[5]	750	746
Thermo Fisher Scientific Inc. 4.15% 2024	3,030	3,201
Thomson Reuters Corp. 1.65% 2017	4,605	4,580
Thomson Reuters Corp. 4.30% 2023	4,250	4,530
Thomson Reuters Corp. 5.65% 2043	2,980	3,456
TIBCO Software, Inc., Term Loan B, 6.50% 2020[1,2,6]	1,250	1,213
Time Inc. 5.75% 2022[5]	1,575	1,528
T-Mobile US, Inc. 6.731% 2022	2,500	2,584
T-Mobile US, Inc. 6.375% 2025	1,800	1,833
Toronto-Dominion Bank 2.375% 2016	2,500	2,560
Total Capital International 1.55% 2017	1,800	1,807
Total Capital International 2.875% 2022	1,115	1,105
Toyota Motor Credit Corp. 2.125% 2019	4,000	4,016
TRAC Intermodal 11.00% 2019	1,525	1,655
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,677
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,530
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,757
Transocean Inc. 5.05% 2016	1,520	1,528
Transocean Inc. 2.50% 2017	4,130	3,654
Transocean Inc. 6.375% 2021	2,060	1,903
Transportadora de Gas Peru SA 4.25% 2028[2,5]	8,960	8,691
Turkey (Republic of) 4.557% 2018[5]	5,065	5,325
Turkey (Republic of) 7.00% 2019	5,000	5,719
Turkey (Republic of) 6.25% 2022	4,915	5,622
Tyson Foods, Inc. 3.95% 2024	3,000	3,107
U.S. Treasury 0.375% 2015	40,880	40,932
U.S. Treasury 0.625% 2016	13,800	13,819
U.S. Treasury 0.625% 2016	41,000	40,982
U.S. Treasury 0.875% 2017	36,450	36,359
U.S. Treasury 0.625% 2017	10,850	10,745
U.S. Treasury 0.875% 2017	1,151	1,145
U.S. Treasury 0.75% 2017	63,330	62,662
U.S. Treasury 3.50% 2018	35,600	38,142
U.S. Treasury 0.625% 2018	15,600	15,287
U.S. Treasury 2.625% 2018	2,500	2,614
U.S. Treasury 1.375% 2018	68,750	68,820
U.S. Treasury 1.50% 2018	292,250	293,644
U.S. Treasury 1.375% 2018	18,350	18,330
U.S. Treasury 1.25% 2018	163,150	162,104
U.S. Treasury 1.50% 2019	61,075	61,109
U.S. Treasury 1.625% 2019	81,150	81,499
U.S. Treasury 1.50% 2019	40,125	40,034
U.S. Treasury 1.00% 2019	120,750	117,830
U.S. Treasury 1.625% 2019[11]	220,050	220,635
U.S. Treasury 1.625% 2019	19,900	19,933
U.S. Treasury 1.625% 2019	240,247	240,499
U.S. Treasury 1.75% 2019	81,583	82,048
U.S. Treasury 1.50% 2019	4,151	4,125
Capital World Bond Fund — Page 20 of 29

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2019	$2,249	$2,234
U.S. Treasury 1.25% 2020	41,075	40,209
U.S. Treasury 1.125% 2020	128,100	124,447
U.S. Treasury 1.375% 2020	198,900	195,194
U.S. Treasury 2.00% 2020	6,400	6,464
U.S. Treasury 2.125% 2021	843	852
U.S. Treasury 8.00% 2021	5,400	7,513
U.S. Treasury 2.50% 2024	140,026	144,195
U.S. Treasury 2.375% 2024	4,700	4,786
U.S. Treasury 2.25% 2024	3,291	3,315
U.S. Treasury 2.875% 2043	20,400	20,877
U.S. Treasury 3.625% 2043	7,100	8,354
U.S. Treasury 3.625% 2044	1,625	1,913
U.S. Treasury 3.125% 2044	1,725	1,856
U.S. Treasury Inflation-Protected Security 0.125% 2017[3]	3,136	3,141
U.S. Treasury Inflation-Protected Security 0.125% 2018[3]	6,163	6,148
U.S. Treasury Inflation-Protected Security 0.125% 2019[3]	199,837	198,045
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	210,849	212,755
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	41,251	39,916
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	6,928	8,171
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	3,153	3,088
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	79,159	90,475
UDR, Inc., Series A, 5.25% 2015	2,680	2,683
United Mexican States Government Global, Series A, 5.125% 2020	5,440	6,011
United Mexican States Government Global, Series A, 3.625% 2022	7,800	7,987
United Mexican States Government Global, Series A, 4.00% 2023	12,000	12,465
United Mexican States Government Global 3.60% 2025	18,150	18,177
United Mexican States Government Global 5.55% 2045	4,000	4,660
US Investigations Services, Inc. 13.00% 2020[5,7]	1,970	876
US Investigations Services, Inc. 14.00% 2020[2,5,7]	216	96
US Investigations Services, Inc. 15.00% 2021[5,7]	521	156
Various Purpose G.O. Bonds, 6.20% 2019	18,700	22,185
Various Purpose G.O. Bonds, 7.30% 2039[2]	1,310	1,927
Various Purpose G.O. Bonds, 7.55% 2039	2,720	4,207
Various Purpose G.O. Bonds, 7.60% 2040	12,910	20,510
Various Purpose G.O. Bonds, 7.625% 2040	11,850	18,231
VEB Finance Ltd. 6.902% 2020[5]	6,600	5,315
Venezuela (Republic of) 9.25% 2027	4,145	1,934
Verizon Communications Inc. 2.625% 2020[5]	7,135	7,062
Verizon Communications Inc. 5.15% 2023	19,723	21,794
Verizon Communications Inc. 3.50% 2024	40,498	39,871
Verizon Communications Inc. 5.05% 2034	4,641	4,960
Verizon Communications Inc. 4.40% 2034	4,721	4,708
Verizon Communications Inc. 4.862% 2046[5]	22,503	23,172
Viacom Inc. 2.75% 2019	840	843
Viacom Inc. 4.85% 2034	2,020	2,074
Viacom Inc. 5.85% 2043	2,675	2,986
Vodafone Group PLC 2.50% 2022	1,136	1,061
Volkswagen Group of America Finance, LLC 2.45% 2019[5]	4,400	4,434
Volkswagen International Finance NV 4.00% 2020[5]	4,000	4,315
Volvo Treasury AB 5.95% 2015[5]	12,390	12,535
VPI Escrow Corp. 6.375% 2020[5]	2,160	2,265
VPI Escrow Corp. 7.50% 2021[5]	5,000	5,419
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.707% 2043[1,2]	6,708	6,995
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	250	267
Capital World Bond Fund — Page 21 of 29

unaudited
Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	$900	$971
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	1,270	1,358
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[1,2]	400	430
Walter Energy, Inc. 9.50% 2019[5]	2,850	2,180
Warner Music Group 5.625% 2022[5]	75	73
WEA Finance LLC 1.75% 2017[5]	5,435	5,410
WEA Finance LLC 2.70% 2019[5]	9,285	9,292
WEA Finance LLC 3.75% 2024[5]	4,480	4,555
WellPoint, Inc. 2.30% 2018	2,645	2,662
Wells Fargo & Co. 3.30% 2024	27,170	27,374
Western Gas Partners LP 2.60% 2018	130	131
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.755% 2031[1,2,5]	1,500	1,473
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.755% 2031[1,2,5]	1,000	1,042
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755% 2031[1,2,5]	1,000	1,018
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[1,2,5]	650	688
Williams Partners LP 5.25% 2020	10,405	11,308
Williams Partners LP 4.125% 2020	1,625	1,667
Williams Partners LP 4.50% 2023	3,860	3,902
Williams Partners LP 4.30% 2024	7,235	7,235
Williams Partners LP 3.90% 2025	3,765	3,626
Williams Partners LP 4.90% 2045	1,670	1,570
Wind Acquisition SA 4.75% 2020[5]	6,300	5,906
Wind Acquisition SA 7.375% 2021[5]	4,450	4,211
WM. Wrigley Jr. Co 3.375% 2020[5]	5,215	5,337
WPP Finance 2010 3.75% 2024	4,000	4,023
Xstrata Canada Financial Corp. 2.70% 2017[1,5]	2,125	2,151
Zambia (Republic of) 5.375% 2022	5,500	5,101
Zambia (Republic of) 5.375% 2022[5]	3,225	2,991
Zambia (Republic of) 8.50% 2024[5]	4,950	5,431
		6,596,765
Total bonds, notes & other debt instruments (cost: $12,757,499,000)		12,619,833
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-2, 2.253% convertible preferred[9,12]	1,141	884
CEVA Group PLC, Series A-1, 3.253% convertible preferred[9]	718	719
Total convertible stocks (cost: $2,416,000)		1,603
Common stocks 0.00% U.S. dollars 0.00%
CEVA Group PLC[5,9,13]	527	409
Atrium Corp.[5,9,13]	191	—
Total common stocks (cost: $737,000)		409
Short-term securities 6.21%	Principal amount (000)
Australia & New Zealand Banking Group, Ltd. 0.18% due 2/6/2015[5]	$ 15,300	15,298
CAFCO, LLC 0.21% due 3/9/2015	55,000	54,981
Credit Suisse New York Branch 0.22% due 2/11/2015	25,000	24,994
Fannie Mae 0.10%–0.11% due 2/17/2015–5/18/2015	46,000	45,993
Capital World Bond Fund — Page 22 of 29

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.11% due 4/16/2015	$31,900	$31,896
Federal Home Loan Bank 0.06%–0.10% due 1/9/2015–2/4/2015	35,500	35,499
Freddie Mac 0.09%–0.15% due 1/27/2015–8/4/2015	168,100	168,007
General Electric Capital Corp. 0.20% due 4/2/2015	50,000	49,984
Gotham Funding Corp. 0.16% due 1/6/2015[5]	50,000	49,999
International Bank for Reconstruction and Development 0.06% due 1/2/2015	50,000	50,000
Microsoft Corp. 0.10% due 2/10/2015[5]	50,000	49,995
Nordea Bank AB 0.18% due 1/29/2015[5]	30,000	29,997
Old Line Funding, LLC 0.17% due 3/12/2015[5]	27,885	27,875
Sumitomo Mitsui Banking Corp. 0.22% due 1/16/2015[5]	43,000	42,997
Svenska Handelsbanken Inc. 0.21% due 5/13/2015[5]	50,000	49,957
Toronto-Dominion Holdings USA Inc. 0.16% due 1/22/2015[5]	40,000	39,997
Victory Receivables Corp. 0.19% due 1/28/2015[5]	10,000	9,999
Westpac Banking Corp. 0.23% due 5/27/2015[5]	40,600	40,562
Total short-term securities (cost: $818,018,000)		818,030
Total investment securities 101.99% (cost: $13,578,670,000)		13,439,875
Other assets less liabilities (1.99)%		(262,760)
Net assets 100.00%		$13,177,115
Capital World Bond Fund — Page 23 of 29

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $2,184,492,000 over the prior 12-month period.
			Contract amount		Unrealized (depreciation) appreciation at 12/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Purchases:
Canadian dollars	1/9/2015	HSBC Bank	C$1,433	$1,250	$(17)
Euros	1/15/2015	UBS AG	€47,101	$58,304	(1,299)
Euros	1/16/2015	HSBC Bank	€4,798	$6,000	(193)
Euros	2/12/2015	HSBC Bank	€30,651	$38,119	(1,014)
Japanese yen	1/7/2015	JPMorgan Chase	¥4,281,235	$36,245	(501)
Japanese yen	1/7/2015	Bank of New York Mellon	¥11,793,873	$99,848	(1,379)
Japanese yen	1/9/2015	HSBC Bank	¥4,375,377	$40,500	(3,969)
Japanese yen	1/9/2015	JPMorgan Chase	¥4,740,820	$43,555	(3,972)
Japanese yen	1/9/2015	Bank of New York Mellon	¥4,807,760	$44,658	(4,517)
Japanese yen	1/9/2015	Bank of New York Mellon	¥6,541,080	$60,000	(5,387)
Japanese yen	1/13/2015	HSBC Bank	¥8,606,916	$72,200	(335)
Japanese yen	1/14/2015	Citibank	¥16,139,814	$136,554	(1,792)
Japanese yen	1/15/2015	HSBC Bank	¥21,681,145	$181,518	(487)
Japanese yen	1/16/2015	UBS AG	¥4,740,156	$40,027	(447)
Japanese yen	1/16/2015	Citibank	¥8,178,076	$69,029	(744)
Japanese yen	1/23/2015	HSBC Bank	¥4,806,084	$40,995	(863)
Japanese yen	1/28/2015	Barclays Bank PLC	¥5,160,129	$43,924	(834)
Japanese yen	2/19/2015	Citibank	¥512,983	$4,357	(72)
					$(27,822)
Sales:
Australian dollars	1/23/2015	UBS AG	$5,120	A$6,250	$26
Australian dollars	3/3/2015	Citibank	$23,675	A$27,980	933
Brazilian reais	1/12/2015	Citibank	$23,169	BRL61,000	292
Brazilian reais	1/12/2015	Citibank	$10,556	BRL27,747	149
Brazilian reais	1/12/2015	Citibank	$5,212	BRL13,625	102
Brazilian reais	1/16/2015	JPMorgan Chase	$4,382	BRL11,416	105
British pounds	1/12/2015	Bank of America, N.A.	$39,155	£25,000	194
British pounds	1/22/2015	Bank of New York Mellon	$31,114	£19,900	103
British pounds	1/22/2015	Bank of New York Mellon	$3,914	£2,500	18
British pounds	1/22/2015	Bank of New York Mellon	$6,280	£4,020	16
British pounds	1/23/2015	Barclays Bank PLC	€32,034	£25,100	(341)
British pounds	2/11/2015	HSBC Bank	$11,561	£7,375	70
British pounds	2/12/2015	HSBC Bank	$40,084	£25,360	571
British pounds	3/4/2015	UBS AG	€27,300	£21,650	(673)
Canadian dollars	2/23/2015	UBS AG	$20,141	C$22,810	531
Colombian pesos	1/8/2015	Citibank	$7,234	COP15,700,000	629
Colombian pesos	1/8/2015	JPMorgan Chase	$12,947	COP29,875,360	378
Colombian pesos	1/13/2015	Citibank	$9,931	COP23,376,375	97
Colombian pesos	1/16/2015	Barclays Bank PLC	$32,623	COP78,841,000	(540)
Colombian pesos	1/23/2015	Citibank	$13,394	COP32,560,000	(300)
Colombian pesos	1/23/2015	JPMorgan Chase	$23,783	COP58,459,800	(804)
Euros	1/7/2015	Barclays Bank PLC	$48,495	€38,200	2,268
Euros	1/7/2015	Citibank	$5,379	€4,300	176
Euros	1/7/2015	UBS AG	$26,571	€21,830	153
Euros	1/7/2015	UBS AG	$2,995	€2,350	151
Euros	1/7/2015	Citibank	$2,649	€2,130	71
Euros	1/8/2015	JPMorgan Chase	$94,391	€76,550	1,753
Euros	1/8/2015	Bank of America, N.A.	$26,936	€21,320	1,135
Capital World Bond Fund — Page 24 of 29

unaudited
			Contract amount		Unrealized (depreciation) appreciation at 12/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Euros	1/9/2015	HSBC Bank	$39,931	€32,460	$649
Euros	1/9/2015	Citibank	$9,944	€7,855	438
Euros	1/12/2015	UBS AG	$23,459	€18,500	1,070
Euros	1/12/2015	Bank of America, N.A.	$2,912	€2,350	68
Euros	1/15/2015	HSBC Bank	$26,543	€21,440	595
Euros	1/16/2015	Bank of America, N.A.	$11,453	€9,250	258
Euros	1/16/2015	UBS AG	$3,799	€3,090	60
Euros	1/22/2015	Citibank	$53,709	€43,180	1,446
Euros	1/22/2015	JPMorgan Chase	$6,735	€5,415	181
Euros	1/22/2015	UBS AG	$3,351	€2,675	114
Euros	1/23/2015	UBS AG	$1,866	€1,500	50
Euros	1/28/2015	Citibank	$11,237	€9,050	283
Euros	1/28/2015	Citibank	$2,454	€2,000	33
Euros	1/29/2015	UBS AG	$58,741	€48,200	398
Euros	1/29/2015	UBS AG	$50,889	€41,800	293
Euros	2/2/2015	HSBC Bank	$8,078	€6,400	331
Euros	2/5/2015	Citibank	$11,870	€9,500	370
Euros	2/9/2015	HSBC Bank	$464	€375	10
Euros	2/10/2015	UBS AG	$29,585	€24,000	532
Euros	3/3/2015	JPMorgan Chase	$52,328	€41,870	1,635
Euros	3/4/2015	HSBC Bank	$23,163	€18,690	534
Euros	3/17/2015	Citibank	$22,117	€17,775	593
Euros	3/23/2015	Citibank	£10,310	€13,130	159
Euros	3/23/2015	Bank of America, N.A.	$6,452	€5,270	70
Euros	3/27/2015	UBS AG	$97,621	€80,000	741
Hungarian forints	1/12/2015	Bank of America, N.A.	$23,640	HUF5,850,000	1,286
Hungarian forints	1/15/2015	UBS AG	€20,523	HUF6,309,200	731
Hungarian forints	1/15/2015	HSBC Bank	$10,891	HUF2,701,600	569
Hungarian forints	1/29/2015	Citibank	€87,119	HUF27,000,000	2,334
Hungarian forints	2/19/2015	HSBC Bank	€10,786	HUF3,308,660	428
Indonesian rupiah	1/8/2015	JPMorgan Chase	$17,550	IDR216,737,700	75
Japanese yen	1/13/2015	UBS AG	$18,467	¥2,230,000	(153)
Japanese yen	1/15/2015	JPMorgan Chase	$5,326	¥635,000	24
Japanese yen	1/16/2015	HSBC Bank	$8,742	¥1,035,000	100
Japanese yen	1/22/2015	Citibank	$5,003	¥595,000	35
Japanese yen	1/23/2015	JPMorgan Chase	$5,500	¥645,000	114
Mexican pesos	1/22/2015	HSBC Bank	$10,855	MXN160,895	(35)
Mexican pesos	1/28/2015	Citibank	$28,088	MXN409,600	374
Mexican pesos	1/29/2015	Bank of America, N.A.	$35,952	MXN529,800	107
Mexican pesos	2/23/2015	HSBC Bank	$77,530	MXN1,063,000	5,723
Mexican pesos	3/10/2015	Bank of America, N.A.	$12,538	MXN182,220	241
Mexican pesos	3/11/2015	Citibank	$24,884	MXN359,810	603
Norwegian kroner	1/8/2015	HSBC Bank	€5,721	NKr50,000	216
Norwegian kroner	1/8/2015	HSBC Bank	€2,265	NKr20,000	58
Norwegian kroner	1/9/2015	HSBC Bank	$11,577	NKr83,100	430
Norwegian kroner	1/12/2015	UBS AG	$28,068	NKr201,000	1,108
Norwegian kroner	1/14/2015	HSBC Bank	€29,216	NKr253,000	1,426
Norwegian kroner	1/14/2015	Bank of America, N.A.	€15,818	NKr140,000	367
Norwegian kroner	1/22/2015	HSBC Bank	€28,018	NKr260,300	(991)
Norwegian kroner	1/23/2015	UBS AG	€29,277	NKr264,800	(69)
Polish zloty	1/27/2015	JPMorgan Chase	€71,026	PLN300,000	1,347
Russian rubles	1/14/2015	Citibank	$2,350	RUB132,775	183
Capital World Bond Fund — Page 25 of 29

unaudited
			Contract amount		Unrealized (depreciation) appreciation at 12/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Russian rubles	1/16/2015	JPMorgan Chase	$34,831	RUB1,895,875	$3,918
South African rand	1/23/2015	UBS AG	$15,102	ZAR178,600	(279)
Swedish kronor	1/7/2015	UBS AG	€2,156	SKr19,850	63
Swedish kronor	1/27/2015	JPMorgan Chase	€4,084	SKr37,880	83
Swedish kronor	3/17/2015	Citibank	$22,132	SKr169,270	412
					$39,002
Forward currency contracts — net					$11,180
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $404,883,000 over the prior six-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8065%	7/29/2019	$225,000	$1,224
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6655	9/26/2024	70,000	(2,510)
Pay	LCH.Clearnet	6-month EURIBOR	1.4385	11/6/2029	14,900	(785)
Pay	LCH.Clearnet	6-month EURIBOR	1.4217	11/24/2029	27,000	(1,337)
						$(3,408)

[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate will increase at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,330,657,000, which represented 10.10% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $31,643,000, which represented 0.24% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	A portion or all of the security purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $2,043,000, which represented .02% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $16,070,000, which represented .12% of the net assets of the fund.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[13]	Security did not produce income during the last 12 months.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.23% convertible preferred	3/10/2010-1/21/2011	$1,687	$884.00%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Capital World Bond Fund — Page 26 of 29

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the
Capital World Bond Fund — Page 27 of 29

unaudited
results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,977,757	$—	$2,977,757
British pounds	—	739,257	—	739,257
Japanese yen	—	421,963	—	421,963
Mexican pesos	—	399,133	—	399,133
Indian rupees	—	211,217	—	211,217
Polish zloty	—	210,356	—	210,356
Hungarian forints	—	206,633	—	206,633
Norwegian kroner	—	203,498	—	203,498
Colombian pesos	—	168,683	—	168,683
U.S. dollars	—	6,596,734	31	6,596,765
Other	—	484,571	—	484,571
Convertible stocks	—	1,603	—	1,603
Common stocks	—	409	—	409
Short-term securities	—	818,030	—	818,030
Total	$—	$13,439,844	$31	$13,439,875

	Other investments*
	Level 1	Level 2	Level 3	Total
Asset:
Unrealized appreciation on open forward currency contracts	$—	$43,187	$—	$43,187
Unrealized appreciation on interest rate swaps	—	1,224	—	1,224
Liability:
Unrealized depreciation on open forward currency contracts	—	(32,007)	—	(32,007)
Unrealized depreciation on interest rate swaps	—	(4,632)	—	(4,632)
Total	$—	$7,772	$—	$7,772
*	Forward currency contracts are not included in the investment portfolio.
Capital World Bond Fund — Page 28 of 29

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$219,065
Gross unrealized depreciation on investment securities	(367,440)
Net unrealized depreciation on investment securities	(148,375)
Cost of investment securities	13,588,250

Key to abbreviations
G.O. = General Obligation
LOC = Letter of Credit
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-031-0215O-S42198	Capital World Bond Fund — Page 29 of 29

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended December 31, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Capital World Bond Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital World Bond Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 27, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 27, 2015